Consolidated Statements of Stockholder's Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2014	$ 7,776,350	$ 18,903	$ 20,000	$ 4,053,371	$ 1,906,931	$ 1,777,145
Comprehensive income:
Net income	600,296				600,296
Net unrealized gain on investments, net of shadow adjustments and deferred taxes	(1,293,230)					(1,293,230)
Net gain on cash flow hedging instruments	8,933					8,933
Net unrealized gain on postretirement obligation, net of deferred taxes	111					111
Foreign currency translation adjustment, net of deferred taxes	(4,009)					(4,009)
Total comprehensive income	(687,899)
Dividend to parent	(572,125)				(572,125)
Ending balance at Dec. 31, 2015	6,516,326	18,903	20,000	4,053,371	1,935,102	488,950
Comprehensive income:
Net income	788,178				788,178
Net unrealized gain on investments, net of shadow adjustments and deferred taxes	693,289					693,289
Net gain on cash flow hedging instruments	(29,614)					(29,614)
Net unrealized gain on postretirement obligation, net of deferred taxes	(39)					(39)
Foreign currency translation adjustment, net of deferred taxes	692					692
Total comprehensive income	1,452,506
Dividend to parent	(894,165)				(894,165)
Ending balance at Dec. 31, 2016	7,074,667	18,903	20,000	4,053,371	1,829,115	1,153,278
Comprehensive income:
Net income	713,963				713,963
Net unrealized gain on investments, net of shadow adjustments and deferred taxes	958,313					958,313
Net gain on cash flow hedging instruments	(8,090)					(8,090)
Net unrealized gain on postretirement obligation, net of deferred taxes	(4)					(4)
Foreign currency translation adjustment, net of deferred taxes	857					857
Total comprehensive income	1,665,039
Dividend to parent	(780,000)				(780,000)
Ending balance at Dec. 31, 2017	$ 7,959,706	$ 18,903	$ 20,000	$ 4,053,371	$ 1,763,078	$ 2,104,354